RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table represents the related party transactions recorded in our statements of operations for the Predecessor and Successor periods:

	Successor	Predecessor
In thousands of U.S. dollars	April 9 to December 31, 2019	January 1 to April 8, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Vessel operating expense:
Scorpio Ship Management SAM	$576	—	—	—
Voyage expense:
Scorpio Commercial Management SAM	82	—	—	—
General and administrative expense:
Scorpio Services Holding Limited	353	—	—	—
Scorpio Commercial Management SAM	69	—	—	—
Scorpio Tankers Inc. (1)	33	—	—	—
Nordic American Tankers Limited	—	$323	$2,324	$2,426
Total general and administrative expense:	$455	$323	$2,324	$2,426
(1)    Relates to certain shared office expenses that were reimbursed to this entity.
The following table reflects the balances due to related parties as of December 31, 2019 (Successor) and December 31, 2018 (Predecessor):

In thousands of U.S. dollars	December 31, 2019 (Successor)	December 31, 2018 (Predecessor)
Liabilities
Accounts payable, related party:
Scorpio Ship Management SAM	$480	$—
Scorpio Services Holding Limited	265	—
Scorpio Commercial Management SAM	165	—
Scorpio Offshore Holding Inc	6	—
Nordic American Tankers Limited	—	492
Total accounts payable, related party:	$916	$492